Note 12 - Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Fair Value Disclosures [Text Block]

12. Fair Value of Financial Instruments

Cash and cash equivalents, restricted cash, accounts receivable, refundable income taxes, accounts payable, income taxes payable, and accrued expenses are reflected in the Consolidated Balance Sheets at carrying value, which approximates fair value due to the short-term maturity of these instruments.

Utilizing the fair value hierarchy, the Company determines fair value of money market funds using Level 1 inputs of quoted prices in active markets. Fair value of commercial paper is determined by using Level 2 inputs of quoted prices for similar assets in active markets.

The carrying value and estimated fair values of the Company's long-term debt and finance obligation are summarized as follows (in thousands):

	As of:
	March 31, 2026	March 31, 2025
Carrying value	$271,477	$369,878
Estimated fair value	$271,406	$364,276

The estimated fair value for long-term debt and finance obligation (classified as Level 2 in the fair value hierarchy) is determined by the quoted market prices for similar debt (comparable to the Company’s financial strength) or current rates offered to the Company for debt with the same maturities. Since quoted prices for identical instruments in active markets are not available (Level 1), the Company makes use of observable market-based inputs to calculate fair value, which is Level 2.